Securities, Exposure to Bond Issuers that Exceeded 10% of Stockholders' Equity (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost	$ 649,243	$ 641,603	$ 634,504
Stockholders' Equity, Total [Member]
Amortized Cost	466,985	473,415
Fair Value	462,747	467,183
Stockholders' Equity, Total [Member] | Federal Home Loan Bank (FHLB) [Member]
Amortized Cost	143,013
Fair Value	141,427
Stockholders' Equity, Total [Member] | Federal Home Loan Mortgage Corporation (Freddie Mac-FHLMC) [Member]
Amortized Cost	66,564
Fair Value	65,927
Stockholders' Equity, Total [Member] | Federal National Mortgage Association (Fannie Mae-FNMA) [Member]
Amortized Cost	124,258
Fair Value	123,211
Stockholders' Equity, Total [Member] | Federal Farm Credit Bank (FFCB) [Member]
Amortized Cost	133,150	122,341
Fair Value	$ 132,182	120,799
Stockholders' Equity, Total [Member] | U.S. Treasuries [Member]
Amortized Cost		36,000
Fair Value		36,000
Stockholders' Equity, Total [Member] | Federal Home Loan Bank (FHLB) [Member]
Amortized Cost		129,610
Fair Value		127,006
Stockholders' Equity, Total [Member] | Federal Home Loan Mortgage Corporation (Freddie Mac-FHLMC) [Member]
Amortized Cost		75,647
Fair Value		75,004
Stockholders' Equity, Total [Member] | Federal National Mortgage Association (Fannie Mae-FNMA) [Member]
Amortized Cost		109,817
Fair Value		$ 108,374